Income Taxes (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Line Items]
Statutory income tax rate	0.00%
Cayman Islands Tax Information Authority [Member]
Income Taxes [Line Items]
Effective tax rate	(718.17%)	(20.44%)